LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND

May 18, 1998

Dear Shareholder:

We are pleased to report that the J.P. Morgan New York Total Return Bond Fund posted a healthy gain of 8.49% for the fiscal year ended March 31, 1998. While the fund underperformed the 9.24% return of its benchmark for the period (the Lehman Brothers 1-16 year Municipal Bond Index), it ranked in line with the 8.41% return of its competitors as measured by the Lipper New York Intermediate Municipal Debt Funds Average. The fund's 30-day SEC yield, at 3.92%, translates to an equivalent taxable yield of 6.49%, assuming a 39.6% tax rate.

The fund's net asset value, at $10.62 per share on March 31,1998, was up from $10.28 per share on March 31, 1997. Distributions of approximately $0.46 per share were paid from ordinary income substantially all of which were tax exempt, and $0.06 from long-term capital gains. The fund's net assets increased to $85.1 million from $56.2 million while the net assets of The New York Total Return Bond Portfolio, in which the fund invests, were $197.0 million.

The report that follows includes an interview with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for the fund. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS                        GLOSSARY OF TERMS. . . . . . . . . .  6

LETTER TO THE SHAREHOLDERS. . . . .  1   FUND FACTS AND HIGHLIGHTS. . . . . .  7

FUND PERFORMANCE. . . . . . . . . .  2   SPECIAL FUND-BASED SERVICES. . . . .  8

PORTFOLIO MANAGER Q & A . . . . . .  3   FINANCIAL STATEMENTS . . . . . . . . 10

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on April 11, 1994* would have grown to $12,729 on March 31, 1998.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $10,000 SINCE FUND INCEPTION*
APRIL 11, 1994* -- MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     J.P. MORGAN          LEHMAN BROTHERS         LIPPER NEW YORK
                NEW YORK TOTAL RETURN    NEW YORK 1-16 YEAR    INTERMEDIATE MUNICIPAL
                      BOND FUND         MUNICIPAL BOND INDEX     DEBT FUNDS AVERAGE
                ---------------------   --------------------   ----------------------
Inception              10,000                  10,000                   10,000
Sep-94                 10,117                  10,138                   10,108
Mar-95                 10,509                  10,546                   10,453
Sep-95                 11,026                  11,141                   10,949
Mar-96                 11,261                  11,466                   11,170
Sep-96                 11,512                  11,793                   11,402
Mar-97                 11,733                  12,098                   11,620
Sep-97                 12,391                  12,786                   12,246
Mar-98                 12,729                  13,216                   12,594

PERFORMANCE

                                      TOTAL RETURNS                     AVERAGE ANNUAL TOTAL RETURNS
                                      -----------------------           -----------------------------
                                      THREE         SIX                 ONE             SINCE
AS OF MARCH 31, 1998                  MONTHS        MONTHS              YEAR            INCEPTION*
-------------------------------------------------------------           -----------------------------
J.P. Morgan New York
  Total Return Bond Fund                0.58%         2.73%               8.49%           6.35%
Lehman Brothers 1-16 year
  Municipal Bond Index**                1.13%         3.36%               9.24%           7.37%
Lipper New York Intermediate
  Municipal Debt Funds Average          0.78%         2.83%               8.41%           6.14%

* 4/11/94 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION; AVERAGE ANNUAL RETURN SINCE ACTUAL INCEPTION IS 6.33%).

** PRIOR TO MAY 1, 1997 THE BENCHMARK WAS COMPOSED OF THE LEHMAN BROTHERS 1-15
   YEAR MUNICIPAL BOND INDEX. COMMENCING MAY 1, 1997 THE BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

This interview was conducted with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing The New York Total Return Bond Portfolio in which the fund invests.

           ELAINE YOUNG, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group and responsible for managing municipal bonds. In
[PHOTO] Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a BS degree and an MBA. in Finance. Elaine is also a Chartered Financial Analyst.

           ROBERT MEISELAS, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a CPA and
[PHOTO] joined J.P. Morgan's financial group in 1982, after having spent ten years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. Johns University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on April 2, 1998 and represents both Bob and Elaine's views on that date.

LET'S START OFF BY GETTING A GENERAL BACKDROP. WHAT IMPORTANT EVENTS HAVE OCCURRED IN THE TAX-EXEMPT BOND MARKET OVER THE PAST YEAR MONTHS?

EY: The continued economic difficulties in Asia have had a profound effect on the municipal bond market. U.S. Treasury notes and bonds remain attractive to foreign investors in the "flight to safety" from Asian markets. Municipals have not enjoyed this demand and look cheap to many investors when compared to the Treasury market. Consequently, yields offered by municipals, and the lack of correlation with the Asian problems, have encouraged non-traditional investors to become more active in the tax-exempt market. This source of demand has helped the muni market absorb an increased level of supply at aggressive prices. Unfortunately, prices that are offered in secondary trading have been, at times, considerably weaker.

SUPPLY IS ALWAYS AN IMPORTANT ISSUE IN THE MUNICIPAL BOND MARKET. HAS THERE BEEN AN AMPLE SUPPLY DURING THE PERIOD?

EY: Muni supply, particularly in New York, has been much higher than most research analysts had projected, due to low interest rates. Municipal bond prices have held up because the new investors I referred to earlier helped to absorb the added supply.

THAT'S A VERY DIFFERENT STORY FROM A COUPLE OF YEARS AGO WHEN GOVERNMENTS WERE CUTTING BACK ON SPENDING, AND THERE WEREN'T MANY NEW ISSUES TO BE HAD, ISN'T IT?



RM: Yes. It's also a different economy. There was a balance-the-budget mindset a couple of years ago. People didn't want to issue bonds because they thought there was a direct cause and effect relationship between budget deficits and financing projects that needed to get done. In my opinion, everyone's feeling a little more comfortable about having more money to spend. Governments are reporting balanced budgets and people are perhaps a little more liberal in allowing bond deals to come along.

EY: State coffers are in better shape and voters have been more inclined to approve new issues. There's also been some pent-up need. There was a lack of infrastructure spending for a few years, and that has a way of catching up. Even if governments have become somewhat more fiscally responsible, they still have projects that need to get done.

THERE'S BEEN A LOT OF GOOD NEWS IN THE NEW YORK MUNICIPAL MARKET LATELY, ISN'T THAT CORRECT?


RM: Yes that's true. Moody's upgraded New York State last year, and in January they upgraded New York City. That's had a positive impact on market sentiment. With an A rating, more investors are now able to buy New York City bonds. Many investors are restricted from buying bonds rated below that level.

   The big event, however, was the funding of the Long Island Power Authority, the government entity created to buy out the Long Island Lighting Company. It's was a multi-billion dollar deal. The threat of flooding the market with supply had everyone worried for a while, and prices suffered. Fortunately, it was a very successful underwriting. And now that it's past, prices are firmer.

FOR THE PERIOD UNDER REVIEW, THE FUND OUTPERFORMED THE LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE BUT UNDERPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. WHY?

RM: That can be difficult to pin down in a municipal fund. It's notable that you can't buy the Lehman Muni Index. It's not like an equity index such as the S&P 500 or even a taxable bond index like the Salomon Broad Investment Grade, which can be replicated. Furthermore, it often has excess concentrations of a single municipal credit, which is something we would try to avoid in the fund's portfolio. The Lehman Muni Index is a guide to tell investors and tell us what is the general direction of interest rates and the market, and it doesn't always accurately track the New York market. We don't think it's an accurate point of performance comparison.

  I should also point out that we manage this fund with a high priority on quality and consistency. The average credit quality of the portfolio is AA-, which is very good for a New York portfolio. The portfolio is also structured to have an intermediate duration, rather than a long one, to minimize volatility. So while the fund has provided competitive returns, we try to provide those returns with less risk.

EY: As far as edging out the competition, I would largely attribute it to our disciplined process. We try to buy bonds that are undervalued and sell the ones that are overvalued based on our internal credit research. It also helps to have a dedicated trading desk. Execution is extremely important in the municipal market. Another plus has come from buying private placements, as they provide additional yield without additional credit risk.

TELL US MORE ABOUT THE PRIVATE PLACEMENTS.

EY: Private placements are bonds that we purchase directly from issuers rather than through the public bond market. Since it's cheaper for issuers to borrow in the private placement market, we are able to obtain better yields for the portfolio than public bonds. Morgan is able to use its credit expertise to select private placements that it considers to be investment grade. In this way, we believe that we are able to add better performance without taking on additional credit risk.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS? AND HOW ARE YOU POSITIONING THE PORTFOLIO?

RM: Currently, the fund is neutral to its seven-year benchmark. Uncertainty about events in Asia have buffered U.S. domestic concern about inflation. While the successful completion of the Long Island Power Authority transaction has reduced investor concern about over-supply, we will continue to carefully monitor the new issue market in order to buy bonds as the best opportunities arise.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's or Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration the more sensitive the bond is to interest rate moves. For example, a bond with a five-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a ten-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payment until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan New York Total Return Bond Fund seeks to provide a high after-tax total return for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.

-------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 3/31/98
$85,160,684

-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 3/31/98
$197,011,410


-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/11/98

EXPENSE RATIO
The fund's current expense ratio of 0.70% (0.75% prior to July 14,1997) covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)
REVENUE BOND                78.6%
GENERAL OBLIGATION          16.1%
SHORT-TERM/OTHER             3.0%
SPECIAL OBLIGATIONS          1.3%
PRIVATE PLACEMENTS           1.0%



30-DAY SEC YIELD
3.92%

DURATION
5.90 years

QUALITY PROFILE
AAA-A    70%
Other    30%

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- Make investments through J.P. Morgan funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. J.P. Morgan funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). References to specific securities are not intended to be and should not be interpreted as recommendations to buy or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Total Return Bond
  Portfolio ("Portfolio"), at value                $85,252,866
Receivable for Expense Reimbursements                   29,457
Deferred Organization Expenses                           2,766
Prepaid Trustees' Fees                                     271
Prepaid Expenses and Other Assets                          212
                                                   -----------
    Total Assets                                    85,285,572
                                                   -----------
LIABILITIES
Dividends Payable to Shareholders                       69,694
Shareholder Servicing Fee Payable                       14,288
Administrative Services Fee Payable                      2,111
Payable for Shares of Beneficial Interest
  Redeemed                                               1,500
Administration Fee Payable                                 275
Fund Services Fee Payable                                  111
Accrued Expenses                                        36,909
                                                   -----------
    Total Liabilities                                  124,888
                                                   -----------
NET ASSETS
Applicable to 8,016,174 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $85,160,684
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                             $10.62
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $82,226,238
Undistributed Net Investment Income                     21,047
Accumulated Net Realized Gain on Investment            144,167
Net Unrealized Appreciation of Investment            2,769,232
                                                   -----------
    Net Assets                                     $85,160,684
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $3,463,085
Allocated Portfolio Expenses                                    (277,666)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                3,185,419
FUND EXPENSES
Shareholder Servicing Fee                          $137,549
Transfer Agent Fees                                  25,670
Registration Fees                                    24,256
Administrative Services Fee                          20,882
Printing Expenses                                    16,646
Professional Fees                                    12,539
Amortization of Organization Expenses                 2,744
Fund Services Fee                                     2,291
Administration Fee                                    1,878
Trustees' Fees and Expenses                             868
Miscellaneous                                         5,061
                                                   --------
    Total Fund Expenses                             250,384
Less: Reimbursement of Expenses                     (39,505)
                                                   --------
NET FUND EXPENSES                                                210,879
                                                              ----------
NET INVESTMENT INCOME                                          2,974,540
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                      577,329
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          1,725,945
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $5,277,814
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1998   MARCH 31, 1997
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    2,974,540   $    2,460,444
Net Realized Gain on Investment Allocated from
  Portfolio                                               577,329           45,929
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                             1,725,945         (177,841)
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                        5,277,814        2,328,532
                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (2,974,540)      (2,460,444)
Net Realized Gain                                        (433,162)        (140,067)
                                                   --------------   --------------
    Total Distributions to Shareholders                (3,407,702)      (2,600,511)
                                                   --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       40,909,669       20,653,912
Reinvestment of Dividends and Distributions             2,580,218        1,809,010
Cost of Shares of Beneficial Interest Redeemed        (16,397,235)     (16,515,929)
                                                   --------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              27,092,652        5,946,993
                                                   --------------   --------------
    Total Increase in Net Assets                       28,962,764        5,675,014
NET ASSETS
Beginning of Fiscal Year                               56,197,920       50,522,906
                                                   --------------   --------------
End of Fiscal Year (including undistributed net
  investment income of
  $21,047 and $21,047, respectively)               $   85,160,684   $   56,197,920
                                                   --------------   --------------
                                                   --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                  FOR THE PERIOD
                                                    FOR THE FISCAL YEAR ENDED     APRIL 11, 1994
                                                            MARCH 31,            (COMMENCEMENT OF
                                                   ---------------------------    OPERATIONS) TO
                                                    1998      1997      1996      MARCH 31, 1995
                                                   -------   -------   -------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.28   $ 10.34   $ 10.11   $         10.00
                                                   -------   -------   -------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.46      0.46      0.46              0.40
Net Realized and Unrealized Gain (Loss) on
  Investment                                          0.40     (0.03)     0.26              0.11
                                                   -------   -------   -------   ----------------
Total from Investment Operations                      0.86      0.43      0.72              0.51
                                                   -------   -------   -------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.46)    (0.46)    (0.46)            (0.40)
Net Realized Gain                                    (0.06)    (0.03)    (0.03)               --
                                                   -------   -------   -------   ----------------
Total Distributions to Shareholders                  (0.52)    (0.49)    (0.49)            (0.40)
                                                   -------   -------   -------   ----------------

NET ASSET VALUE, END OF PERIOD                     $ 10.62   $ 10.28   $ 10.34   $         10.11
                                                   -------   -------   -------   ----------------
                                                   -------   -------   -------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                          8.49%     4.19%     7.16%             5.26%(a)
Net Assets, End of Period (in thousands)           $85,161   $56,198   $50,523   $        38,137
Ratios to Average Net Assets
  Expenses                                            0.71%     0.75%     0.75%             0.75%(b)
  Net Investment Income                               4.33%     4.44%     4.43%             4.31%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                             0.06%     0.06%     0.04%             0.22%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan New York Total Return Bond Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 11, 1994. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont New York Total Return Bond Fund, respectively.

The fund invests all of its investable assets in The New York Total Return Bond Portfolio (the "portfolio"), a non-diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (43% at March 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1 of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $13,301. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended March 31, 1998, the fee for these services amounted $1,878.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge.This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended March 31, 1998, the fee for these services amounted to $20,882.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.70% (0.75% prior to July 14, 1997) of the average daily net assets of the fund through July 31, 1998. For the year fiscal ended March 31, 1998, Morgan has agreed to reimburse the fund $39,505 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the fund. For the fiscal year ended March 31, 1998, the fee for these services amounted to $137,549.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services

J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------
      Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of group. The fund's allocated portion of Group's costs in performing its services amounted to $2,291 for the fiscal year ended March 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1998   MARCH 31, 1997
                                                   --------------   --------------
Shares of beneficial interest sold...............      3,864,109        1,992,628
Reinvestment of dividends and distributions......        243,534          174,680
Shares of beneficial interest redeemed...........     (1,556,053)      (1,590,722)
                                                   --------------   --------------
Net Increase.....................................      2,551,590          576,586
                                                   --------------   --------------
                                                   --------------   --------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement ( the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Commitment Agreement is $100,000,000. Prior to January 26, 1998 the maximum borrowing under the Agreement was $150,000,000. The Agreement expires on May 27, 1998, however, the fund and the unaffiliated lenders as party to the Agreement will have the ability to extend the Agreement and continue their participation therein for additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocable to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of March 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan New York Total Return Bond Fund
(Formerly The JPM Pierpont New York Total Return Bond Fund)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the J.P. Morgan New York Total Return Bond Fund (the "fund") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 19, 1998

The New York Total Return Bond Portfolio
Annual Report March 31, 1998
(The following pages should be read in conjunction with J.P. Morgan New York Total Return Bond Fund
Annual Financial Statements)

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
LONG-TERM INVESTMENTS (97.6%)
CALIFORNIA (0.5%)
    $ 1,000      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)..........      PP        NR/NR      06/01/00(a)    5.250% $  1,000,000
                                                                                                              ------------

CONNECTICUT (1.4%)
      1,000      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Prerefunded, Series A) 144A......      RB       Aaa/AAA     09/01/01       6.250     1,067,740
        250      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Prerefunded, Series A) 144A......      RB       Aaa/AAA     09/01/02       6.250       270,952
      1,100      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Series A) 144A...................      RB      Baa2/BBB-    09/01/01       6.250     1,162,326
        250      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Series A) 144A...................      RB      Baa2/BBB-    09/01/02       6.250       267,207
                                                                                                              ------------
                     TOTAL CONNECTICUT.......................                                                    2,768,225
                                                                                                              ------------

NEW YORK (94.0%)
      4,000      Erie County Water Authority, (Water Revenue,
                   Refunding, Series A, due 12/01/04), AMBAC
                   Insured...................................      RB       Aaa/AAA     12/01/03(a)    5.000     4,157,800
      2,250      Grand Central District Management
                   Association Inc., (Business Improvement
                   District, Prerefunded, due 01/01/22)......      SO       Aaa/AAA     01/01/02(a)    6.500     2,470,027
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities, Refunding, Series
                   D), MBIA Insured..........................      RB       Aaa/AAA     07/01/06       6.000     4,430,280
      5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...................................      RB       Aaa/AAA     04/01/11       6.250     6,251,795
      2,205      Metropolitan Transportation Authority,
                   (Excess Loss Funding, Special Obligation),
                   MBIA Insured..............................      RB       Aaa/AAA     07/01/05       5.000     2,282,021
      1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter Facilities,
                   Refunding, Series N)(d)...................      RB      Baa1/BBB+    07/01/02       6.625     1,487,217
      1,500      Metropolitan Transportation Authority,
                   (Service Contract, Commuter Facilities,
                   Refunding, Series O)......................      RB      Baa1/BBB+    07/01/08       5.750     1,610,985

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 1,075      Monroe County, (Public Improvement,
                   Partially Prerefunded, Partially Escrowed
                   to Maturity), AMBAC Insured...............      GO       Aaa/AAA     06/01/08       5.875% $  1,199,044
         55      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity, Series
                   1995), AMBAC Insured......................      GO       Aaa/AAA     06/01/08       5.875        61,346
      1,500      Municipal Assistance Corp. for the City of
                   New York, (Refunding, Series J)...........      RB        Aa2/AA     07/01/04       6.000     1,640,655
      2,150      Municipal Assistance Corp. for the City of
                   New York, (Series G)(d)...................      RB        Aa2/AA     07/01/05       6.000     2,362,743
      1,460      New York City Industrial Development Agency,
                   (Civil Facilities Revenue, Refunding, YMCA
                   Greater New York Project)(d)..............      RB       Baa3/NR     08/01/05       6.000     1,570,872
      1,000      New York City Industrial Development Agency,
                   (Civil Facilities Revenue, YMCA Greater
                   New York Project).........................      RB       Baa3/NR     08/01/06       6.000     1,077,570
      1,000      New York City Industrial Development Agency,
                   (IDR, Brooklyn Navy Yard, Cogen Partners,
                   due 10/01/22).............................      RB      Baa3/BBB-    10/01/21(a)    6.200     1,102,370
      2,000      New York City Municipal Water Finance
                   Authority, (Water & Sewer System Revenue,
                   Series D)(d)..............................      RB        A2/A-      06/15/07       5.000     2,073,540
      3,000      New York City Transitional Finance
                   Authority, (Series A).....................      RB        Aa3/AA     08/15/07       5.500     3,244,770
      2,400      New York City Transitional Finance
                   Authority, (Series B).....................      RB        Aa3/AA     11/15/04       5.250     2,532,624
      1,750      New York City, (Refunding, Series A)........      GO       A3/BBB+     08/01/02       5.750     1,845,498
      1,250      New York City, (Refunding, Series A)........      GO       A3/BBB+     08/01/04       7.000     1,417,275
      1,715      New York City, (Refunding, Series A)........      GO       A3/BBB+     08/01/02       5.700     1,805,243
      6,000      New York City, (Refunding, Series A, due
                   08/01/03).................................      GO       A3/BBB+     08/01/02(a)    6.250     6,494,700
      1,070      New York City, (Refunding, Series C)........      GO       A3/BBB+     02/01/04       6.000     1,148,923
      1,500      New York City, (Refunding, Series H)........      GO       A3/BBB+     03/15/05       6.500     1,664,085
      3,125      New York City, (Refunding, Series M)........      GO       A3/BBB+     06/01/00       6.000     3,247,031
      2,070      New York State Dormitory Authority, (City
                   University System, Series A)..............      RB      Baa1/BBB+    07/01/00       5.000     2,106,743
      1,000      New York State Dormitory Authority, (City
                   University System, Series D)..............      RB      Baa1/BBB+    07/01/03       8.750     1,197,280

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (Hospital New York & Presbyterian), AMBAC
                   Insured...................................      RB       Aaa/AAA     02/01/04       5.000% $  2,065,740
      5,650      New York State Dormitory Authority, (Mental
                   Health Services Facilities Improvements,
                   Refunding, Series B)(d)...................      RB        A3/A-      02/15/06       6.000     6,117,029
      1,175      New York State Dormitory Authority, (Mental
                   Health Services Facilities Improvements,
                   Series B).................................      RB        A3/A-      02/15/09       6.500     1,333,566
      1,440      New York State Dormitory Authority, (Mental
                   Health Services Facilities, Series C).....      RB        A3/A-      08/15/07       5.375     1,509,955
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...................................      RB       Aaa/AAA     07/01/06       5.000     2,065,600
      2,500      New York State Dormitory Authority,
                   (Refunding, Hospital-New York &
                   Presbyterian, due 08/01/13), AMBAC
                   Insured...................................      RB       Aaa/AAA     02/01/08(a)    4.400     2,508,200
      2,000      New York State Dormitory Authority,
                   (Secondary Hospital, North General
                   Hospital, Refunding, Series G)............      RB      Baa1/BBB+    02/15/05       5.500     2,091,540
      2,000      New York State Dormitory Authority, (Sloan
                   Kettering Cancer, Series C), MBIA
                   Insured(c)................................      RB       Aaa/AAA     07/01/19       5.750     2,175,700
      3,000      New York State Dormitory Authority, (State
                   University Educational Facilities)........      RB        A3/A-      05/15/01       5.250     3,099,810
      1,750      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Prerefunded, Series B, due 05/15/15)......      RB        Aaa/A-     05/15/00(a)    7.250     1,898,278
      1,500      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series A)......................      RB        A3/A-      05/15/04       6.500     1,669,605
      1,500      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series A), AMBAC Insured.......      RB       Aaa/AAA     05/15/07       5.500     1,609,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 3,000      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series A), FGIC Insured(d).....      RB       Aaa/AAA     05/15/11       5.875% $  3,294,960
      1,580      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series B), AMBAC Insured.......      RB       Aaa/AAA     05/15/09       5.250     1,660,912
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A).......      RB        A1/A+      07/01/06       6.500     1,369,224
      2,000      New York State Dormitory Authority,
                   (University of Rochester, Series A), MBIA
                   Insured(c)................................      RB       Aaa/AAA     07/01/05       5.000     2,068,600
      1,110      New York State Dormitory Authority, Lease
                   Revenue, (State University Dormitory
                   Facilities, Series A), AMBAC Insured......      RB       Aaa/AAA     07/01/11       6.000     1,233,332
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving Fund,
                   New York City Municipal Water)............      RB        Aa2/A+     06/15/11       5.750     5,438,450
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Prerefunded,
                   due 04/01/22).............................      RB       Aaa/AAA     04/01/02(a)    7.375     5,672,800
      2,000      New York State Government Assistance Corp.,
                   (Series B, due 04/01/20)..................      RB       Aaa/AAA     04/01/01(a)    7.500     2,225,200
      2,600      New York State Housing Finance Agency,
                   (Service Contract Obligation, Refunding,
                   Series C).................................      RB      Baa1/BBB+    03/15/05       4.850     2,616,484
      1,500      New York State Local Government Assistance
                   Corp., (Refunding, Series B), MBIA
                   Insured...................................      RB       Aaa/AAA     04/01/04       5.250     1,577,565
      3,350      New York State Local Government Assistance
                   Corp., (Refunding, Series E)..............      RB        A3/A+      04/01/14       6.000     3,707,747
      1,000      New York State Local Government Assistance
                   Corp., (Series A).........................      RB        A3/A+      04/01/00       6.200     1,040,790
      1,000      New York State Local Government Assistance
                   Corp., (Series C, due 04/01/12)...........      RB        A3/A+      04/01/09(a)    6.000     1,108,140

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 2,850      New York State Medical Care Facilities
                   Finance Agency, (Hospital & Nursing Home
                   Services, Series D, due 02/15/32).........      RB        Aa2/AA     02/15/03(a)    6.450% $  3,169,286
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health Services,
                   Refunding, Series F)......................      RB        A3/A-      02/15/03       6.000     1,596,735
      2,000      New York State Power Authority, (Revenue &
                   General Purpose, Escrowed to Maturity,
                   Series W).................................      RB        Aa2/NR     01/01/03       6.625     2,201,980
      2,195      New York State Power Authority, (Revenue &
                   General Purpose, Escrowed to Maturity,
                   Series W, due 01/01/08)...................      RB        Aa2/NR     01/01/06(a)    6.500     2,538,035
      2,000      New York State Thruway Authority, (Service
                   Contract, Local Highway & Bridge) (d).....      RB      Baa1/BBB+    04/01/05       6.000     2,160,860
      2,000      New York State Thruway Authority, (Service
                   Contract, Local Highway & Bridge,
                   Refunding)................................      RB      Baa1/BBB+    04/01/04       5.500     2,085,540
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)................................      RB      Baa1/BBB+    01/01/06       6.250     2,711,146
      1,155      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)................................      RB      Baa1/BBB+    01/01/07       6.250     1,275,374
      3,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Prerefunded, Series 2, due 01/01/21)......      RB       Aaa/BBB+    01/01/01(a)    6.500     3,184,830
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities, Series
                   6)........................................      RB      Baa1/BBB+    01/01/03       6.000     2,127,720
      2,635      New York State Urban Development Corp.,
                   (Sub-Lien, Refunding).....................      RB         A2/A      01/01/06       6.000     2,887,538
      5,250      New York State, (Refunding, Series A).......      GO         A2/A      07/15/06       6.500     5,981,798
      1,350      New York State, (Refunding, Series C).......      GO         A2/A      10/01/04       6.000     1,477,143
      1,000      Orange County, (Refunding)..................      GO        Aa2/NR     11/15/04       5.500     1,072,520
      1,000      Orange County, (Refunding)..................      GO        Aa2/NR     11/15/05       5.500     1,076,610
      7,730      Port Authority of New York & New Jersey,
                   (Special Obligation, Series 6), MBIA
                   Insured...................................      RB       Aaa/AAA     12/01/11       6.250     8,750,051

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 1,030      Suffolk County Water Authority, (Water
                   Systems Revenue, Prerefunded, due
                   06/01/04), AMBAC Insured..................      RB       Aaa/AAA     06/01/00(a)    6.600% $  1,103,748
      1,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series A)...............      RB        Aa3/A+     01/01/11       6.000     1,120,200
      3,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series SR, due
                   01/01/07).................................      RB        Aa3/A+     01/01/99(a)    5.000     3,121,110
      1,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series X)...............      RB        Aa3/A+     01/01/12       6.625     1,176,320
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series Y)...............      RB        Aa3/A+     01/01/07       5.900     1,657,575
      4,000      Triborough Bridge & Tunnel Authority,
                   (Prerefunded, Series T, due 01/01/20).....      RB        Aaa/A+     01/01/01(a)    7.000     4,369,400
      1,000      Trust for Cultural Resources of the City of
                   New York, (Series 1997, due 04/01/05).....      PP        NR/NR      10/01/01(a)    5.250     1,022,020
      2,000      United Nations Development Corp., (Senior
                   Lien, Series A, Prerefunded, due
                   07/01/26).................................      RB        Aaa/NR     07/01/03(a)    6.000     2,199,880
      3,230      Yonkers, (Series C), AMBAC Insured..........      GO       Aaa/AAA     08/01/04       5.500     3,445,861
                                                                                                              ------------
                     TOTAL NEW YORK..........................                                                  185,154,144
                                                                                                              ------------

PUERTO RICO (1.7%)
      3,000      University of Puerto Rico, (Refunding,
                   Series N), MBIA Insured...................      RB       Aaa/AAA     06/01/05       6.250     3,361,170
                                                                                                              ------------
                     TOTAL LONG TERM INVESTMENTS (COST $185,922,597)........................................   192,283,539
                                                                                                              ------------
SHORT-TERM INVESTMENTS (3.0%)
CALIFORNIA (0.0%)
        100      Los Angeles Regional Airports Improvement
                   Corp., (Los Angeles International Airport,
                   due 12/01/25), LOC Societe Generale.......    VRDN       NR/A-1+     04/01/98(b)    3.750       100,000
                                                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
GEORGIA (0.6%)
    $   200      Appling County Development Authority, (PCR,
                   Georgia Power Co. Plant, Hatch Project,
                   due 09/01/29).............................    VRDN      VMIG1/A-1    04/01/98(b)    3.800% $    200,000
        400      Burke County Development Authority, (PCR,
                   Georgia Power Co., Vogtle Project 1-st
                   Series, due 04/01/32).....................    VRDN      VMIG1/A-1    04/01/98(b)    3.800       400,000
        500      Burke County Development Authority, (PCR,
                   Georgia Power Co., Vogtle Project-4th
                   Series, due 09/01/25).....................    VRDN       VMIG1/A+    04/01/98(b)    3.800       500,000
        100      Burke County Development Authority, (PCR,
                   Georgia Power Co., Vogtle Project-5th
                   Series, due 07/01/24).....................    VRDN      VMIG1/A-1    04/01/98(b)    3.750       100,000
                                                                                                              ------------
                                                                                                                 1,200,000
                                                                                                              ------------

ILLINOIS (0.3%)
        500      Illinois Development Finance Authority,
                   (Olin Corp. Project, Refunding, Series A,
                   due 06/01/04), LOC Wachovia Bank..........    VRDN       NR/A-1+     04/01/98(b)    3.850       500,000
                                                                                                              ------------

MASSACHUSETTS (0.0%)
        100      Massachusetts State Industrial Finance
                   Agency, (PCR, Refunding, due 10/01/22)....    VRDN      VMIG1/A-1    04/01/98(b)    3.650       100,000
                                                                                                              ------------

MICHIGAN (0.1%)
        200      Midland County Economic Development Corp.,
                   (Dow Chemical Co. Project, Refunding,
                   Series B, due 12/01/15)...................    VRDN       P-1/A-1     04/01/98(b)    3.850       200,000
                                                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (0.3%)
    $   200      New York City Municipal Water Finance
                   Authority, (Water and Sewer Systems
                   Revenue, Series C, due 06/15/23), FGIC
                   Insured...................................    VRDN      VMIG1/A-1+   04/01/98(b)    3.850% $    200,000
        100      New York City, (Series B, due 10/01/21),
                   FGIC Insured..............................    VRDN      VMIG1/A-1+   04/01/98(b)    3.800       100,000
        200      New York State Energy Research & Development
                   Authority, (PCR, New York State Electric &
                   Gas, Refunding, Series C, due 06/01/29)
                   LOC Morgan Guaranty Trust.................    VRDN      VMG1/A-1+    04/01/98(b)    3.650       200,000
                                                                                                              ------------
                                                                                                                   500,000
                                                                                                              ------------

TENNESSEE (0.4%)
        100      Bradley County Industrial Development Board,
                   (Olin Corp., Series C, due 11/01/17), LOC
                   Wachovia Bank.............................    VRDN       NR/A-1+     04/01/98(b)    3.850       100,000
        600      Tennessee State (Adjustable Bond,
                   Anticipation Notes, Series A, due
                   07/02/01).................................    VRDN      VMIG1/A-1+   04/01/98(b)    3.650       600,000
                                                                                                              ------------
                                                                                                                   700,000
                                                                                                              ------------

TEXAS (0.4%)
        800      North Central Health Facilities Development
                   Corp., (Hospital Revenue, Presbyterian
                   Medical Center, Series D, due 12/01/15),
                   MBIA Insured..............................    VRDN      VMIG1/A-1+   04/01/98(b)    3.750       800,000
                                                                                                              ------------

WEST VIRGINIA (0.1%)
        300      Marshall County, (Bayer Corp. Project,
                   Refunding, due 03/01/09)..................    VRDN       P-1/A-1+    04/01/98(b)    3.850       300,000
                                                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
WYOMING (0.8%)
    $   200      Lincoln County, (PCR, Exxon Project, Series
                   B, due 11/01/14)..........................    VRDN       P-1/A-1+    04/01/98(b)    3.850% $    200,000
      1,400      Platte County, (PCR, Tri-State G&T, Series
                   A, due 07/01/14), LOC Societe Generale....    VRDN        P-1/NR     04/01/98(b)    4.000     1,400,000
                                                                                                              ------------
                                                                                                                 1,600,000
                                                                                                              ------------
                 TOTAL SHORT-TERM INVESTMENTS (COST $6,000,000).............................................     6,000,000
                                                                                                              ------------
                 TOTAL INVESTMENTS (COST $191,922,597) (100.6%).............................................   198,283,539
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)..............................................    (1,272,129)
                                                                                                              ------------
                 NET ASSETS (100.0%)........................................................................  $197,011,410
                                                                                                              ------------
                                                                                                              ------------

------------------------------
Note: Based on the cost of investments of $191,955,850 for federal income tax purposes at March 31, 1998, the aggregate gross unrealized appreciation and depreciation was $6,504,546 and $176,857 respectively, resulting in net unrealized appreciation of investments of $6,327,689.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(c) When-issued security.

(d) Segregated either partially or fully with the custodian for when-issued securities.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, MBIA - Municipal Bond Investors Assurance Corp., LOC - Letter of Credit, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity coincides with the first call date of the first bond.

Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding - Bonds for which the issuer has issued new bonds and canceled the old issue.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $191,922,597 )          $198,283,539
Cash                                                     86,692
Interest Receivable                                   2,976,889
Deferred Organization Expenses                            2,323
Prepaid Trustees' Fees                                      595
Prepaid Expenses and Other Assets                           562
                                                   ------------
    Total Assets                                    201,350,600
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     4,262,273
Advisory Fee Payable                                     49,802
Administrative Services Fee Payable                       8,246
Custody Fee Payable                                       5,053
Administration Fee Payable                                  367
Fund Services Fee Payable                                   258
Accrued Expenses                                         13,191
                                                   ------------
    Total Liabilities                                 4,339,190
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $197,011,410
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 8,603,253
EXPENSES
Advisory Fee                                       $513,516
Custodian Fees and Expenses                          57,278
Administrative Services Fee                          52,013
Professional Fees and Expenses                       43,922
Fund Services Fee                                     5,740
Administration Fee                                    2,869
Trustees' Fees and Expenses                           2,516
Amortization of Organization Expenses                 2,304
Miscellaneous                                         8,966
                                                   --------
    Total Expenses                                                689,124
                                                              -----------
NET INVESTMENT INCOME                                           7,914,129
NET REALIZED GAIN ON INVESTMENTS                                1,111,960
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   4,862,341
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $13,888,430
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1998   MARCH 31, 1997
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    7,914,129   $    6,033,800
Net Realized Gain (Loss) on Investments                 1,111,960          (18,872)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                         4,862,341         (401,871)
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       13,888,430        5,613,057
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          87,771,218       71,063,672
Withdrawals                                           (52,571,222)     (27,423,240)
                                                   --------------   --------------
    Net Increase from Investors' Transactions          35,199,996       43,640,432
                                                   --------------   --------------
    Total Increase in Net Assets                       49,088,426       49,253,489
NET ASSETS
Beginning of Fiscal Year                              147,922,984       98,669,495
                                                   --------------   --------------
End of Fiscal Year                                 $  197,011,410   $  147,922,984
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                            FOR THE FISCAL YEAR     APRIL 11, 1994
                                              ENDED MARCH 31,      (COMMENCEMENT OF
                                           ---------------------    OPERATIONS) TO
                                           1998    1997    1996     MARCH 31, 1995
                                           -----   -----   -----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                  0.40%   0.43%   0.44%        0.48%(a)
  Net Investment Income                     4.62%   4.75%   4.72%        4.59%(a)
  Decrease Reflected in Expense Ratio due
    to Expense Reimbursement                  --      --      --         0.03%(a)
Portfolio Turnover                            51%     35%     41%          63%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. The portfolio's investment objective is to provide high after-tax total return for New York residents consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Portfolio securities are valued by an outside independent pricing service approved by the trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the portfolio's trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31,1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the fiscal year ended March 31, 1998, this fee amounted to $513,516.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended March 31, 1998, the fee for these services amounted to $2,869.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended March 31, 1998, the fee for these services amounted to $52,013.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of group. The portfolio's allocated portion of Group's costs in performing its services amounted to $5,740 for the fiscal year ended March 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P.Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31,1998
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended March 31, 1998, were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------   -----------
Municipal Obligations............................  $116,007,339   $83,855,522

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the underlying investor fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Total Return Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Total Return Bond Portfolio (the "portfolio") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and supplementary data for each of the three years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995 in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 19, 1998

J.P. MORGAN FUNDS

     FEDERAL MONEY MARKET FUND

     PRIME MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     EMERGING MARKETS DEBT FUND

     GLOBAL STRATEGIC INCOME FUND

     NEW YORK TOTAL RETURN BOND FUND

     SHORT TERM BOND FUND

     TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     JAPAN EQUITY FUND

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS CALL
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

J.P. MORGAN
NEW YORK
TOTAL RETURN
BOND FUND

ANNUAL REPORT
MARCH 31, 1998